Warrant Liability - Schedule of Movement of Warrant Liability (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Statement Of Changes In Equity [Abstract]
Issuance of the warrant liability	$ 81,700
Fair value loss of the warrant liability	6,200
At December 31, 2021	$ 87,900